Basis of Presentation - Additional Information (Detail) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023	Nov. 01, 2022
Basis of Presentation [Line Items]
Other assets	$ 146,263	$ 171,091		$ 4,957
Assets	1,374,053	1,347,006
Liabilities	1,294,483	1,270,883
Shareholders equity	79,570	76,123	$ 74,967
Contractual service margin	1,698	1,689
Insurance contracts issued [member]
Basis of Presentation [Line Items]
Contractual service margin	$ 60	73
IAS 40 [Member] | Increase (decrease) due to changes in accounting policy [member]
Basis of Presentation [Line Items]
Other assets				132
Shareholders equity				132
IFRS 17 [member] | Increase (decrease) due to changes in accounting policy [member]
Basis of Presentation [Line Items]
Other assets				1,075
Liabilities				2,181
Shareholders equity				$ (1,106)
IFRS 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application [member]
Basis of Presentation [Line Items]
Assets		52,500
Liabilities		$ 52,500
Bottom of range [member]
Basis of Presentation [Line Items]
Confidence level based on risk adjustment for non financial risk	70.00%
Top of range [member]
Basis of Presentation [Line Items]
Confidence level based on risk adjustment for non financial risk	80.00%